Document And Entity Information	Jan. 12, 2022
Document Information [Line Items]
Entity, Registrant Name	LIQUIDMETAL TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Jan. 12, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31332
Entity, Tax Identification Number	33-0264467
Entity, Address, Address Line One	20321 Valencia Circle
Entity, Address, City or Town	Lake Forest
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92630
City Area Code	949
Local Phone Number	635-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001141240